Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	3,253,090
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 44.42
Exercisable Options, Shares | shares	3,253,090
Exercisable Options, Weighted-Average Exercise Price	$ 44.42
Exercise Price Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35
Outstanding Options, Shares | shares	141,571
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.95
Exercisable Options, Shares | shares	141,571
Exercisable Options, Weighted-Average Exercise Price	$ 33.95
Exercise Price Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40
Outstanding Options, Shares | shares	1,019,379
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.49
Exercisable Options, Shares | shares	1,019,379
Exercisable Options, Weighted-Average Exercise Price	$ 39.49
Exercise Price Range $40.01-$45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 45
Outstanding Options, Shares | shares	1,242,665
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.44
Exercisable Options, Shares | shares	1,242,665
Exercisable Options, Weighted-Average Exercise Price	$ 42.44
Exercise Price Range $45.01-$50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	45.01
Upper range limit of Exercise Prices	$ 50
Outstanding Options, Shares | shares
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)
Outstanding Options, Weighted-Average Exercise Price
Exercisable Options, Shares | shares
Exercisable Options, Weighted-Average Exercise Price
Exercise Price Range $50.01-$55.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	50.01
Upper range limit of Exercise Prices	$ 55.01
Outstanding Options, Shares | shares	849,475
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 54.96
Exercisable Options, Shares | shares	849,475
Exercisable Options, Weighted-Average Exercise Price	$ 54.96